Related Parties	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related Parties
RELATED PARTIES

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed separately in this note.

Transactions with key management personnel (including directors) are noted in the table below:

	Years Ended December 31
	2017	2016
Short-term employee benefits	$7,840	$7,278
Share-based compensation	3,569	6,613
Termination payments	275	—
Total compensation for key management personnel	$11,684	$13,891